Supplemental pension plans (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Projected Benefit Obligations [Abstract]
Cost of service	R$ 186	R$ (1,077)	R$ (579)
Cost of interest on actuarial obligations	227,980	181,595	133,385
Expected earnings from the assets of the plan	(227,360)	(174,937)	(120,960)
Net cost/(benefit) of the pension plans	R$ 806	R$ 5,581	R$ 11,846